Equity (Narrative) (Details)												1 Months Ended	12 Months Ended
	Nov. 12, 2020 USD ($) shares	Nov. 04, 2020 USD ($) shares	Apr. 08, 2020 USD ($)	Feb. 10, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Dec. 10, 2019 USD ($)	Nov. 06, 2019 shares	Jul. 08, 2019 shares	Feb. 10, 2019 $ / shares shares	Jan. 02, 2019 USD ($) shares	Dec. 20, 2018	Dec. 20, 2018 shares	Dec. 31, 2020 USD ($) item shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure Of Share capital [Line items]
Common shares issued to Non-Executive Directors															33,145
Purchase of treasury shares | $		$ 938,000		$ 3,071,000									$ 71,272,000		$ 1,801,000
Treasury Stock Purchased, Shares		101,986		316,445										4,318,320	145,917
Percentage of number of shares repurchase		10.00%		10.00%							10.00%
Maximum shares can buyback		6,062,000		5,930,000								6,063,000
Number of share options granted in share-based payment arrangement | item													1,003,070
Cash dividend per share		0.0206					0.0413
Dividends paid | $		$ 2,516,000	$ 2,343,000			$ 2,444,000							$ 4,859,000	$ 2,444,000	$ 0
Stock dividend per share | $ / shares									$ 0.004
Dividend distributed during the period shares									242,650
Share Capital [Member].
Disclosure Of Share capital [Line items]
Number of shares issued during the period								1,484,847
Share capital | $													$ 4,352,000
Share Premium [Member]
Disclosure Of Share capital [Line items]
Number of shares issued during the period								4,311,000
Issue of equity | $					$ 4,668,000					$ 4,668,000
Non Executive Directors [Member] | Share Capital [Member].
Disclosure Of Share capital [Line items]
Number of shares issued during the period													60,204	29,220
Non Executive Directors [Member] | Share Premium [Member]
Disclosure Of Share capital [Line items]
Number of shares issued during the period													665,000	499,000	449,000
Employee Benefit Trust [Member] | Share Capital [Member].
Disclosure Of Share capital [Line items]
Number of shares issued during the period	499,614
Share capital | $	$ 1,000
Employee Benefit Trust [Member] | Share Premium [Member]
Disclosure Of Share capital [Line items]
Number of shares issued during the period	4,351,000
Management [Member] | Share Capital [Member].
Disclosure Of Share capital [Line items]
Number of shares issued during the period					2,976,781					2,976,781
Director | Share Capital [Member].
Disclosure Of Share capital [Line items]
Number of shares issued during the period					878,150					878,150
Value Creation Plan [Member]
Disclosure Of Share capital [Line items]
Share based compensation arrangement shares vesting percentage													50.00%	50.00%
Director | Value Creation Plan [Member]
Disclosure Of Share capital [Line items]
Percentage of shares under share based compensation														20.00%